Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 0.6	$ 1.0
Accounts receivable, net of allowance for doubtful accounts of $3.8 and $4.4, respectively	177.5	188.0
Prepaid expenses and other current assets	33.4	34.2
Deferred income taxes	0.0	14.6
Total current assets	211.5	237.8
Restricted cash	0.0	0.2
Other assets, net	22.9	40.8
Property and equipment, net of accumulated depreciation of $1,091.0 and $1,007.5, respectively	1,649.9	1,663.9
Goodwill	1,173.5	1,166.9
Other intangible assets, net	364.5	379.9
Total assets	3,422.3	3,489.5
Current liabilities
Accounts payable	98.1	94.7
Accrued expenses	135.7	130.7
Deferred revenue	63.1	60.0
Current maturities of landfill retirement obligations	30.2	29.2
Current maturities of long-term debt	49.1	25.3
Total current liabilities	376.2	339.9
Other long-term liabilities	55.8	61.2
Long-term debt, less original issue discount and current maturities	2,198.0	2,217.7
Accrued landfill retirement obligations, less current maturities	163.5	171.9
Deferred income taxes	139.0	169.9
Total liabilities	2,932.5	2,960.6
Stockholder's equity
Common stock: $.01 par value, 1,000 shares authorized, 1,000 shares issued and outstanding	0.0	0.0
Additional paid-in capital	1,101.0	1,105.0
Accumulated other comprehensive income	0.0	1.5
Accumulated deficit	(611.2)	(577.6)
Total stockholder's equity	489.8	528.9
Total liabilities and stockholders’ equity	$ 3,422.3	$ 3,489.5